Intangible assets - Schedule of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	€ 28,711	€ 32,700
Additions	85	201
Amortization charge	(3,262)	(3,920)
Disposals, intangible assets other than goodwill		(127)
Exchange rate differences	33	(144)
Intangible assets other than goodwill, ending balance	25,567	28,711
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	94,058
Intangible assets other than goodwill, ending balance	94,244	94,058
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(65,347)
Intangible assets other than goodwill, ending balance	(68,677)	(65,347)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	585	1,217
Additions	85	201
Amortization charge	(420)	(792)
Disposals, intangible assets other than goodwill		0
Exchange rate differences	4	(41)
Intangible assets other than goodwill, ending balance	255	585
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	6,240
Intangible assets other than goodwill, ending balance	6,368	6,240
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(5,655)
Intangible assets other than goodwill, ending balance	(6,113)	(5,655)
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	26,731	29,768
Additions	0	1
Amortization charge	(2,683)	(2,957)
Disposals, intangible assets other than goodwill		0
Exchange rate differences	24	(80)
Intangible assets other than goodwill, ending balance	24,073	26,731
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	80,514
Intangible assets other than goodwill, ending balance	80,562	80,514
Acquired R&D technology and projects | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(53,783)
Intangible assets other than goodwill, ending balance	(56,489)	(53,783)
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	1,394	1,581
Additions	0	0
Amortization charge	(160)	(171)
Disposals, intangible assets other than goodwill		(2)
Exchange rate differences	4	(14)
Intangible assets other than goodwill, ending balance	1,239	1,394
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	7,304
Intangible assets other than goodwill, ending balance	7,314	7,304
Development costs | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(5,910)
Intangible assets other than goodwill, ending balance	(6,075)	(5,910)
Intangible assets in the course of construction
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0	134
Additions	0	0
Amortization charge	0	0
Disposals, intangible assets other than goodwill		(125)
Exchange rate differences	0	(9)
Intangible assets other than goodwill, ending balance	0	0
Intangible assets in the course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	0	0
Intangible assets in the course of construction | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	€ 0	€ 0